Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule Of Composition Of Fair Value Of Debt Securities Classified By Rating
The following table sets forth the composition of the fair value of debt securities at December 31, 2022 and 2021, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. The Company uses the second lowest rating by an NRSRO when NRSRO ratings are not equivalent and, for purposes of the table, if not otherwise rated by a NRSRO, the NAIC rating of a security is converted to an equivalent NRSRO-style rating. At December 31, 2022 and 2021, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $32 million and $13 million, respectively.

	Percent of Total Debt Securities Carrying Value
	December 31,
Investment Rating	2022	2021
AAA	18.0%	15.0%
AA	8.8%	10.0%
A	31.5%	29.4%
BBB	38.4%	42.0%
Investment grade	96.7%	96.4%
BB	2.5%	2.8%
B and below	0.8%	0.8%
Below investment grade	3.3%	3.6%
Total debt securities	100.0%	100.0%

Debt Securities - Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Allowance for Credit Loss and Maturities
At December 31, 2022 and 2021, the amortized cost, ACL, gross unrealized gains and losses, and fair value of debt securities, including securities carried at fair value under the fair value option, were as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2022	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$5,731	$—	$1	$1,008	$4,724
Other government securities	1,719	2	2	251	1,468
Public utilities	5,833	—	26	692	5,167
Corporate securities	26,532	15	59	3,671	22,905
Residential mortgage-backed	498	6	19	59	452
Commercial mortgage-backed	1,813	—	—	182	1,631
Other asset-backed securities	6,231	—	8	514	5,725
Total debt securities	$48,357	$23	$115	$6,377	$42,072

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
U.S. government securities	$4,515	$—	$97	$301	$4,311
Other government securities	1,489	—	147	17	1,619
Public utilities	6,016	—	669	25	6,660
Corporate securities	27,817	—	1,673	236	29,254
Residential mortgage-backed	514	2	45	3	554
Commercial mortgage-backed	1,960	—	75	6	2,029
Other asset-backed securities	6,985	7	71	23	7,026
Total debt securities	$49,296	$9	$2,777	$611	$51,453

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
The amortized cost, ACL, gross unrealized gains and losses, and fair value of debt securities at December 31, 2022, by contractual maturity, are shown below (in millions). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost (1)	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$1,994	$—	$1	$7	$1,988
Due after 1 year through 5 years	8,739	3	14	431	8,319
Due after 5 years through 10 years	12,212	11	26	1,515	10,712
Due after 10 years through 20 years	9,144	3	46	1,655	7,532
Due after 20 years	7,726	—	1	2,014	5,713
Residential mortgage-backed	498	6	19	59	452
Commercial mortgage-backed	1,813	—	—	182	1,631
Other asset-backed securities	6,231	—	8	514	5,725
Total	$48,357	$23	$115	$6,377	$42,072
(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Residential Mortgage-Backed Securities	The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2022	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$205	$4	$2	$30	$173
Alt-A	84	2	7	10	79
Subprime	27	—	10	1	36
Total non-agency RMBS	$316	$6	$19	$41	$288

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost (1)	Credit Loss	Gains	Losses	Value
Prime	$227	$1	$10	$2	$234
Alt-A	94	1	21	—	114
Subprime	39	—	13	—	52
Total non-agency RMBS	$360	$2	$44	$2	$400

(1) Amortized cost, apart from carrying value for securities carried at fair value under the fair value option.

Debt Securities in Continuous Unrealized Loss Position
The following tables summarize the amount of gross unrealized losses, fair value and the number of securities aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in millions):

	December 31, 2022			December 31, 2021
	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$339	$2,664	38	$2	$107	16
Other government securities	174	1,258	143	17	252	23
Public utilities	507	4,265	488	18	712	92
Corporate securities	2,072	16,936	2,307	178	6,266	722
Residential mortgage-backed	43	278	195	3	174	109
Commercial mortgage-backed	136	1,414	177	5	314	37
Other asset-backed securities	291	3,531	421	22	3,250	338
Total temporarily impaired securities	$3,562	$30,346	3,769	$245	$11,075	1,337

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$669	$1,386	6	$299	$3,190	7
Other government securities	77	177	23	—	4	2
Public utilities	185	513	86	7	99	8
Corporate securities	1,599	4,549	637	58	661	69
Residential mortgage-backed	16	81	94	—	11	12
Commercial mortgage-backed	46	192	31	1	30	3
Other asset-backed securities	223	1,577	174	1	11	3
Total temporarily impaired securities	$2,815	$8,475	1,051	$366	$4,006	104

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$1,008	$4,050	40	$301	$3,297	21
Other government securities	251	1,435	162	17	256	25
Public utilities	692	4,778	559	25	811	97
Corporate securities (1)	3,671	21,485	2,786	236	6,927	770
Residential mortgage-backed	59	359	289	3	185	121
Commercial mortgage-backed	182	1,606	206	6	344	39
Other asset-backed securities	514	5,108	584	23	3,261	341
Total temporarily impaired securities	$6,377	$38,821	4,626	$611	$15,081	1,414
(1) Certain securities contain multiple lots and fit the criteria of both aging groups.

Rollforward of Debt Securities Allowance for Credit Loss
The roll-forward of the allowance for credit loss for available-for-sale securities by sector is as follows (in millions):

December 31, 2022	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2022	$—	$—	$—	$—	$2	$—	$7	$9
Additions for which credit loss was not previously recorded	—	6	1	43	4	—	—	54
Changes for securities with previously recorded credit loss	—	—	(1)	(10)	—	—	(7)	(18)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	(4)	—	(1)	—	—	—	(5)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	(17)	—	—	—	(17)
Balance at December 31, 2022 (2)	$—	$2	$—	$15	$6	$—	$—	$23

December 31, 2021	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance at January 1, 2021	$—	$—	$—	$—	$—	$—	$14	$14
Additions for which credit loss was not previously recorded	—	—	—	—	2	—	—	2
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	9	9
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	(16)	(16)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2021 (2)	$—	$—	$—	$—	$2	$—	$7	$9

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity available-for-sale securities.
(2) Accrued interest receivable on debt securities totaled $395 million and $373 million as of December 31, 2022 and 2021, respectively, and was excluded from the determination of credit losses for the years ended December 31, 2022 and 2021.

Sources of Net Investment Income
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$1,108	$1,063	$1,579
Equity securities	(25)	8	(4)
Mortgage loans	284	319	365
Policy loans	70	73	79
Limited partnerships	74	559	105
Other investment income	44	14	14
Total investment income excluding funds withheld assets	1,555	2,036	2,138
Investment expenses	(89)	(84)	(94)
Net investment income excluding funds withheld assets	1,466	1,952	2,044

Net investment income on funds withheld assets (see Note 8)	1,254	1,188	792
Net investment income	$2,720	$3,140	$2,836
(1) Includes unrealized gains and losses on securities for which the Company elected the fair value option.
The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the Consolidated Balance Sheets (in millions):

	December 31,
	2022	2021
Assets
Debt securities, available-for-sale	$13,622	$19,094
Debt securities, at fair value under the fair value option	159	164
Equity securities	77	116
Mortgage loans	4,127	4,739
Mortgage loans, at fair value under the fair value option	582	—
Policy loans	3,435	3,483
Freestanding derivative instruments, net	78	37
Other invested assets	793	715
Cash and cash equivalents	260	438
Accrued investment income	166	162
Other assets and liabilities, net	(73)	(56)
Total assets (1)	$23,226	$28,892

Liabilities
Funds held under reinsurance treaties (2)	$22,957	$29,007
Total liabilities	$22,957	$29,007
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2)     Includes funds withheld embedded derivative asset (liability) of $3,158 million and $(120) million at December 31, 2022 and 2021, respectively.
The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the Consolidated Income Statements were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$680	$762	$490
Equity securities	(34)	5	2
Mortgage loans (2)	231	179	51
Policy loans	312	314	315
Limited partnerships	149	35	—
Other investment income	1	—	—
Total investment income on funds withheld assets	1,339	1,295	858
Other investment expenses on funds withheld assets (3)	(85)	(107)	(66)
Total net investment income on funds withheld reinsurance treaties	$1,254	$1,188	$792

(1) Includes $(10) million, $(3) million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in fair value for securities carried under the fair value option.
(2) Includes $(7) million for the year ended December 31, 2022, and nil for the years ended December 31, 2021 and 2020 respectively, related to the change in fair value for mortgage loans carried under the fair value option.
(3)    Includes management fees.

Net Gains (Losses) on Derivatives and Investments
The following table summarizes net gains (losses) on derivatives and investments (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Available-for-sale securities
Realized gains on sale	$41	$168	$772
Realized losses on sale	(425)	(88)	(195)
Credit loss income (expense)	(5)	(10)	(14)
Gross impairments	—	—	(27)
Credit loss income (expense) on mortgage loans	(16)	62	(61)
Other (1)	50	49	(102)
Net gains (losses) excluding derivatives and funds withheld assets	(355)	181	373
Net gains (losses) on derivative instruments (see Note 5)	(2,663)	(5,527)	(7,267)
Net gains (losses) on derivatives and investments	(3,018)	(5,346)	(6,894)

Net gains (losses) on funds withheld reinsurance treaties (see Note 8)	2,186	(21)	440
Total net gains (losses) on derivatives and investments	$(832)	$(5,367)	$(6,454)

(1) Includes the foreign currency gain or loss related to foreign denominated trust instruments supporting funding agreements.

Rollforward of Mortgagees Allowance for Credit Loss
The following table provides a summary of the allowance for credit losses in the Company’s mortgage loan portfolios (in millions):

December 31, 2022	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2022	$19	$9	$28	$17	$12	$9	$94
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	(1)	11	(13)	5	4	(5)	1
Balance at December 31, 2022 (1)	$18	$20	$15	$22	$16	$4	$95

December 31, 2021	Apartment	Hotel	Office	Retail	Warehouse	Residential Mortgage	Total
Balance at January 1, 2021	$58	$34	$25	$24	$24	$14	$179
Charge offs, net of recoveries	—	—	—	—	—	—	—
Additions from purchase of PCD mortgage loans	—	—	—	—	—	—	—
Provision (release)	(39)	(25)	3	(7)	(12)	(5)	(85)
Balance at December 31, 2021 (1)	$19	$9	$28	$17	$12	$9	$94

(1) Accrued interest receivable totaled $48 million and $44 million as of December 31, 2022 and 2021, respectively, and was excluded from the determination of credit losses.

Information About Credit Quality and Vintage Year of Commercial Mortgage Loans
The following tables provide information about the credit quality and vintage year of mortgage loans (in millions):

	December 31, 2022
	2022	2021	2020	2019	2018	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$771	$1,266	$1,171	$1,473	$1,480	$3,421	$4	$9,586	94%
70% - 80%	125	190	32	13	5	59	—	424	4%
80% - 100%	—	152	—	—	5	40	—	197	2%
Greater than 100%	—	—	—	25	—	9	—	34	—%
Total commercial mortgage loans	896	1,608	1,203	1,511	1,490	3,529	4	10,241	100%

Debt service coverage ratios:
Greater than 1.20x	694	1,092	955	1,387	1,324	3,211	4	8,667	85%
1.00x - 1.20x	202	372	106	83	34	172	—	969	9%
Less than 1.00x	—	144	142	41	132	146	—	605	6%
Total commercial mortgage loans	896	1,608	1,203	1,511	1,490	3,529	4	10,241	100%

Residential mortgage loans
Performing	413	308	49	37	14	409	—	1,230	94%
Nonperforming	6	11	8	6	7	40	—	78	6%
Total residential mortgage loans	419	319	57	43	21	449	—	1,308	100%

Total mortgage loans	$1,315	$1,927	$1,260	$1,554	$1,511	$3,978	$4	$11,549	100%

	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Revolving Loans	Total	% of Total
Commercial mortgage loans
Loan to value ratios:
Less than 70%	$1,270	$1,346	$1,592	$1,599	$1,305	$2,703	$4	$9,819	93%
70% - 80%	345	35	—	52	85	153	—	670	6%
80% - 100%	—	—	39	5	—	—	—	44	—%
Greater than 100%	—	—	—	—	—	10	—	10	—%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Debt service coverage ratios:
Greater than 1.20x	796	974	1,532	1,293	1,257	2,609	4	8,465	80%
1.00x - 1.20x	651	329	81	90	11	68	—	1,230	12%
Less than 1.00x	168	78	18	273	122	189	—	848	8%
Total commercial mortgage loans	1,615	1,381	1,631	1,656	1,390	2,866	4	10,543	100%

Residential mortgage loans
Performing	268	22	18	16	7	396	—	727	77%
Nonperforming	4	44	22	19	23	100	—	212	23%
Total residential mortgage loans	272	66	40	35	30	496	—	939	100%

Total mortgage loans	$1,887	$1,447	$1,671	$1,691	$1,420	$3,362	$4	$11,482	100%

	December 31, 2022
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,558	$—	$—	$—	$3,558
Hotel	1,015	—	—	—	1,015
Office	1,795	—	—	—	1,795
Retail	2,085	—	—	—	2,085
Warehouse	1,788	—	—	—	1,788
Total commercial	10,241	—	—	—	10,241
Residential (2)	1,230	—	63	15	1,308
Total	$11,471	$—	$63	$15	$11,549

	December 31, 2021
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,755	$—	$—	$—	$3,755
Hotel	1,054	—	—	—	1,054
Office	1,889	—	—	—	1,889
Retail	2,104	—	—	—	2,104
Warehouse	1,741	—	—	—	1,741
Total commercial	10,543	—	—	—	10,543
Residential (2)	727	—	206	6	939
Total	$11,270	$—	$206	$6	$11,482
(1)     At December 31, 2022 and 2021, includes mezzanine loans of $410 million and $278 million in the Apartment category, $41 million and $75 million in the Hotel category, $236 million and $252 million in the Office category, $43 million and $27 million in the Retail category, and $140 million and $26 million in the Warehouse category, respectively.
(2)    At December 31, 2022 and 2021, includes $41 million and $202 million of loans purchased when the loans were greater than 90 days delinquent and $12 million and $5 million of loans in process of foreclosure are supported with insurance or other guarantees provided by various governmental programs, respectively.